Intangible Asset - Schedule of Intangible Assets Account (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Intangible Asset [Abstract]
Net book amount at beginning balance	$ 3,017,462
Additions	1,200,000
Disposal
Amortization	(208,591)
Net book amount at ending balance	$ 4,008,871